Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2019 CNY (¥) ¥ / shares shares		Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	$ 2,444,065		¥ 17,015,089		¥ 13,408,421	¥ 8,886,390
Cost and expenses:
Cost of revenues (including share-based compensation of RMB13,547, RMB 21,661 and RMB23,972 in 2017, 2018 and 2019, respectively)	(1,219,813)		(8,492,096)		(7,182,897)	(4,373,377)
Research and development (including share-based compensation of RMB59,190, RMB152,806 and RMB175,053 in 2017, 2018 and 2019, respectively)	(157,291)		(1,095,031)		(760,644)	(346,144)
Sales and marketing (including share-based compensation of RMB79,032, RMB142,927 and RMB196,311 in 2017, 2018 and 2019, respectively)	(386,513)		(2,690,824)		(1,812,262)	(1,467,376)
General and administrative (including share-based compensation of RMB183,204, RMB 263,419 and RMB1,012,896 in 2017, 2018 and 2019, respectively)	(219,380)		(1,527,282)		(640,023)	(422,005)
Total cost and expenses	(1,982,997)		(13,805,233)		(10,395,826)	(6,608,902)
Other operating income	49,534		344,843		253,697	156,764
Income from operations	510,602		3,554,699		3,266,292	2,434,252
Interest income	58,540		407,542		272,946	145,568
Interest expense	(11,292)		(78,611)		(56,503)
Impairment loss on long-term investments	(2,257)		(15,711)		(43,200)	(30,085)
Income before income tax and share of income on equity method investments	555,593		3,867,919		3,439,535	2,549,735
Income tax expense	(126,950)		(883,801)		(699,648)	(445,001)
Income before share of income (loss) on equity method investments	428,643		2,984,118		2,739,887	2,104,734
Share of income (loss) on equity method investments	(3,354)		(23,350)		48,660	39,729
Net income	425,289		2,960,768		2,788,547	2,144,463
Less: net loss attributable to non-controlling interest	(1,454)		(10,122)		(27,228)	(3,635)
Net income attributable to the shareholders of Momo Inc.	$ 426,743		¥ 2,970,890		¥ 2,815,775	¥ 2,148,098
Net income per share attributable to ordinary shareholders
Basic | (per share)	$ 1.03		¥ 7.15		¥ 6.92	¥ 5.44
Diluted | (per share)	$ 0.97		¥ 6.76		¥ 6.59	¥ 5.17
Weighted average shares used in calculating net income per ordinary share
Basic	415,316,627		415,316,627		407,009,875	394,549,323
Diluted	451,206,091	[1]	451,206,091	[1]	433,083,643	415,265,078

[1]	The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities. For the year ended December 31, 2016, an incremental weighted average number of 7,155,060 nonvested restricted shares and an incremental weighted average number of 22,550,182 ordinary shares from the assumed exercise of share options and vesting of RSUs using the treasury stock method were included.